Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued interest	$ 2,317	$ 7,373